UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22713

Aetna Multi-Strategy 1099 Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Victor Fontana

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

(Name and address of agent for service)

Registrant's telephone number, including area code: 212.240.9721

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

For the Aetna Multi-Strategy 1099 Fund

Aetna Multi-Strategy 1099 Fund- Proxy Voting Record 7/1/2013 - 6/30/2014

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE-HOLDER MEETING DATE	MATTER VOTED ON	DID FUND VOTE	WHAT VOTE WAS CAST	FOR OR AGAINST MANAGEMENT
Citadel Kensington Global Strategies Fund Ltd.	N/A	N/A	12/18/2013	Migration of domicile from Bermuda to the Cayman Islands	Yes	In Favor	For
Discovery Global Opportunity Fund, Ltd.	N/A	N/A	1/31/2014	Amendment of CEM and Articles of Association to reflect a change to series accounting from equalization accounting as well as other minor updates to the CEM. The fund is also increasing the authorized share capital of the company.	Yes	In Favor	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                     Aetna Multi-Strategy 1099 Fund

By (Signature and Title) /s/ Mark Garber

Mark Garber, President

Date August 15, 2014